Receivables (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Receivables

13       RECEIVABLES

Group
	2011	2010
	US$’000	US$’000

Trade receivables	1,546	496
Prepayments	198	252
Other receivables	118	403

	1,862	1,151

Included within other receivables are amounts relating to recoverable VAT and amounts in respect of expenditure on future projects.